SHARE CAPITAL - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2020 Share $ / shares	May 31, 2020 Share	Jun. 01, 2019 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	2,534,270	2,203,145	2,171,873
Exercisable	1,570,522
July 15, 2021 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 0.84
Outstanding	41,666
Exercisable	41,666
November 30, 2021 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 1.32
Outstanding	116,666
Exercisable	116,666
March 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.32
Outstanding	93,750
Exercisable	93,750
July 31, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.16
Outstanding	401,000
Exercisable	401,000
March 1, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.56
Outstanding	231,500
Exercisable	231,500
September 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.92
Outstanding	320,313
Exercisable	320,313
January 4, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 3.24
Outstanding	309,375
Exercisable	215,627
January 15, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 7.66
Outstanding	600,000
Exercisable	150,000
November 6, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 12.85
Outstanding	420,000
Exercisable	0